INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets

The following table sets forth the components of intangible assets:

	December 31,
	2020	2021
Original amounts:
Technology	$3,767	$4,325
Software development costs	2,879	2,879

	6,646	7,204

Accumulated amortization:
Software development costs	529	930

Net amounts:
Technology	3,767	4,325
Software development costs	2,350	1,949

Intangible assets, net	$6,117	$6,274